Share-based Compensation - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Share-based compensation	$ 17.7	$ 29.2
Share-based compensation expense capitalized	5.4	4.3
Current portion of long-term compensation liability	10.0	2.3
Long-term compensation liability	$ 17.3	$ 10.8
Restricted Shares
Disclosure of classes of share capital [line items]
Vesting term	3 years
Employee Share Value Plan
Disclosure of classes of share capital [line items]
Vesting term	3 years
Performance Stock Units
Disclosure of classes of share capital [line items]
Vesting term	3 years
Stock Option Plan
Disclosure of classes of share capital [line items]
Vesting term	7 years